Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables/Other Payables [Abstract]
Schedule of other payables
			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Employees and payroll accruals *)	1,677	1,954	564
Accrued expenses	393	430	124
Other	14	12	3

	2,084	2,396	691

*)	Balance includes related parties (The Company's CEO and the Chairman of the Board of Directors).